STOCK OPTIONS AND WARRANTS - Summary of stock options outstanding (Details 2) (Stock Options, USD $)	6 Months Ended
	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,311,000
Number Exercisable	1,293,500
Exercise Price	$ 1.75
Year Granted 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	160,000
Number Exercisable	160,000
Exercise Price	$ 1.25
Expiration Date	Mar. 31, 2017
Year Granted 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	12,000
Number Exercisable	12,000
Exercise Price	$ 4.50
Expiration Date	Oct. 29, 2012
Year Granted 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	6,000
Number Exercisable	6,000
Exercise Price	$ 4.00
Expiration Date	Dec. 31, 2012
Year Granted 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	150,000	[1]
Number Exercisable	90,000	[1]
Exercise Price	$ 2.60	[1]
Expiration Date	Sep. 23, 2018	[1]
Year Granted 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	6,000
Number Exercisable	6,000
Exercise Price	$ 2.60
Expiration Date	Sep. 23, 2013
Year Granted 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	4,000
Number Exercisable	4,000
Exercise Price	$ 0.51
Expiration Date	Jun. 30, 2015
Year Granted 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	6,000
Number Exercisable	6,000
Exercise Price	$ 0.85
Expiration Date	May 16, 2016
Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	1,965,000	[2]
Number Exercisable	1,007,500	[2]
Exercise Price	$ 1.70	[2]
Expiration Date	Dec. 31, 2012	[2]
Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,000
Number Exercisable	2,000
Exercise Price	$ 1.70
Expiration Date	Apr. 12, 2017

[1]	The 60,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 each on September 24, 2012 and 2013.
[2]	The 957,500 unvested One Year Options at June 30, 2012 granted in 2012vested on July 1, 2012.